Employee Benefits - Bonus Expenses Under Performance Related Bonus Plan (Detail) (Senior Management [Member], EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Senior Management [Member]
Bonus Expenses [Line Items]
Bonus expenses	€ 45,462	€ 30,631	€ 14,588